American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Convertible Securities ETF (QCON)
May 31, 2022

American Century Quality Convertible Securities ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CONVERTIBLE BONDS — 66.1%
Air Freight and Logistics — 1.1%
Air Transport Services Group, Inc., 1.125%, 10/15/24	134,000	149,142
Atlas Air Worldwide Holdings, Inc., 1.875%, 6/1/24	105,000	133,678
		282,820
Airlines — 1.6%
American Airlines Group, Inc., 6.50%, 7/1/25	178,000	239,101
Southwest Airlines Co., 1.25%, 5/1/25	122,000	167,109
		406,210
Auto Components — 0.4%
Patrick Industries, Inc., 1.00%, 2/1/23	111,000	112,387
Automobiles — 1.5%
Ford Motor Co., 0.00%, 3/15/26(1)	204,000	213,588
Tesla, Inc., 2.00%, 5/15/24	13,000	161,827
		375,415
Biotechnology — 0.6%
Halozyme Therapeutics, Inc., 0.25%, 3/1/27	180,000	164,805
Capital Markets — 0.5%
Digitalbridge Operating Co. LLC, 5.75%, 7/15/25(2)	47,000	129,183
Communications Equipment — 1.8%
Lumentum Holdings, Inc., 0.50%, 12/15/26	208,000	225,712
Viavi Solutions, Inc., 1.00%, 3/1/24	194,000	232,315
		458,027
Consumer Finance — 0.3%
PRA Group, Inc., 3.50%, 6/1/23	69,000	69,906
Electrical Equipment — 0.3%
Plug Power, Inc., 3.75%, 6/1/25	20,000	76,192
Electronic Equipment, Instruments and Components — 1.1%
Insight Enterprises, Inc., 0.75%, 2/15/25	117,000	174,309
Vishay Intertechnology, Inc., 2.25%, 6/15/25	109,000	107,110
		281,419
Entertainment — 1.7%
World Wrestling Entertainment, Inc., 3.375%, 12/15/23	92,000	250,240
Zynga, Inc., 0.25%, 6/1/24	157,000	185,129
		435,369
Equity Real Estate Investment Trusts (REITs) — 0.4%
IIP Operating Partnership LP, 3.75%, 2/21/24(2)	17,000	34,680
Summit Hotel Properties, Inc., 1.50%, 2/15/26	83,000	78,103
		112,783
Health Care Equipment and Supplies — 5.4%
CONMED Corp., 2.625%, 2/1/24	191,000	266,350
Dexcom, Inc., 0.25%, 11/15/25	243,000	229,598
Envista Holdings Corp., 2.375%, 6/1/25	118,000	249,157
Insulet Corp., 0.375%, 9/1/26	110,000	125,756
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	240,000	248,595
Mesa Laboratories, Inc., 1.375%, 8/15/25	63,000	60,539
NuVasive, Inc., 1.00%, 6/1/23	118,000	116,599
Omnicell, Inc., 0.25%, 9/15/25	60,000	75,090
		1,371,684
Health Care Providers and Services — 3.0%
Anthem, Inc., 2.75%, 10/15/42	106,000	767,557

Hotels, Restaurants and Leisure — 3.2%
Airbnb, Inc., 0.00%, 3/15/26(1)	243,000	215,784
Booking Holdings, Inc., 0.75%, 5/1/25	292,000	411,332
Royal Caribbean Cruises Ltd., 4.25%, 6/15/23	172,000	184,080
		811,196
Independent Power and Renewable Electricity Producers — 0.2%
Sunnova Energy International, Inc., 0.25%, 12/1/26(2)	63,000	50,636
Interactive Media and Services — 2.4%
Snap, Inc., 0.75%, 8/1/26	79,000	78,987
Snap, Inc., 0.00%, 5/1/27(1)	212,000	156,431
Twitter, Inc., 0.25%, 6/15/24	185,000	185,092
Ziff Davis, Inc., 1.75%, 11/1/26(2)	204,000	202,674
		623,184
Internet and Direct Marketing Retail — 1.8%
Etsy, Inc., 0.25%, 6/15/28(2)	149,000	117,188
Match Group Financeco 2, Inc., 0.875%, 6/15/26(2)	150,000	170,936
Match Group Financeco 3, Inc., 2.00%, 1/15/30(2)	71,000	85,065
Wayfair, Inc., 1.00%, 8/15/26	122,000	90,463
		463,652
IT Services — 3.4%
Akamai Technologies, Inc., 0.375%, 9/1/27	519,000	544,661
Block, Inc., 0.25%, 11/1/27	143,000	114,672
Cloudflare, Inc., 0.75%, 5/15/25	32,000	52,525
Perficient, Inc., 1.25%, 8/1/25	35,000	69,057
Perficient, Inc., 0.125%, 11/15/26(2)	113,000	95,768
		876,683
Leisure Products — 0.3%
Callaway Golf Co., 2.75%, 5/1/26	62,000	88,582
Machinery — 2.0%
Chart Industries, Inc., 1.00%, 11/15/24(2)	65,000	196,549
John Bean Technologies Corp., 0.25%, 5/15/26	136,000	131,648
Middleby Corp. (The), 1.00%, 9/1/25	147,000	188,652
		516,849
Media — 3.0%
Cable One, Inc., 1.125%, 3/15/28	92,000	78,384
Liberty Broadband Corp., 2.75%, 9/30/50(2)	443,000	430,919
Liberty Media Corp., 2.75%, 12/1/49(2)	259,000	247,475
		756,778
Metals and Mining — 0.6%
Century Aluminum Co., 2.75%, 5/1/28	55,000	52,635
MP Materials Corp., 0.25%, 4/1/26(2)	93,000	103,741
		156,376
Mortgage Real Estate Investment Trusts (REITs) — 2.5%
Apollo Commercial Real Estate Finance, Inc., 5.375%, 10/15/23	171,000	169,076
Arbor Realty Trust, Inc., 4.75%, 11/1/22	105,000	106,208
Blackstone Mortgage Trust, Inc., 4.75%, 3/15/23	181,000	182,629
PennyMac Corp., 5.50%, 3/15/26	195,000	178,236
		636,149
Oil, Gas and Consumable Fuels — 4.8%
EQT Corp., 1.75%, 5/1/26	85,000	274,550
Green Plains, Inc., 2.25%, 3/15/27	50,000	63,363
Pioneer Natural Resources Co., 0.25%, 5/15/25	330,000	892,650
		1,230,563
Personal Products — 0.3%
Herbalife Nutrition Ltd., 2.625%, 3/15/24	98,000	87,367

Pharmaceuticals — 1.3%
Jazz Investments I Ltd., 2.00%, 6/15/26	277,000	322,941
Professional Services — 1.4%
FTI Consulting, Inc., 2.00%, 8/15/23	105,000	177,156
KBR, Inc., 2.50%, 11/1/23	86,000	170,495
		347,651
Real Estate Management and Development — 0.8%
Opendoor Technologies, Inc., 0.25%, 8/15/26(2)	108,000	72,684
Zillow Group, Inc., 2.75%, 5/15/25	140,000	140,420
		213,104
Semiconductors and Semiconductor Equipment — 3.5%
Enphase Energy, Inc., 0.00%, 3/1/26(1)	217,000	211,581
Microchip Technology, Inc., 0.125%, 11/15/24	130,000	142,610
ON Semiconductor Corp., 0.00%, 5/1/27(1)	118,000	155,613
SMART Global Holdings, Inc., 2.25%, 2/15/26	94,000	128,370
SunPower Corp., 4.00%, 1/15/23	117,000	123,962
Teradyne, Inc., 1.25%, 12/15/23	40,000	138,236
		900,372
Software — 12.5%
Alarm.com Holdings, Inc., 0.00%, 1/15/26(1)	131,000	109,320
Bentley Systems, Inc., 0.125%, 1/15/26	200,000	176,300
Bill.com Holdings, Inc., 0.00%, 4/1/27(1)(2)	150,000	118,950
CyberArk Software Ltd., 0.00%, 11/15/24(1)	138,000	153,530
Datadog, Inc., 0.125%, 6/15/25	88,000	112,448
Dropbox, Inc., 0.00%, 3/1/28(1)	156,000	136,500
Envestnet, Inc., 1.75%, 6/1/23	68,000	74,970
Mandiant, Inc., 0.875%, 6/1/24	243,000	265,842
Mitek Systems, Inc., 0.75%, 2/1/26	64,000	52,992
NortonLifeLock, Inc., 2.00%, 8/15/22	346,000	416,630
Palo Alto Networks, Inc., 0.375%, 6/1/25	404,000	704,576
Pegasystems, Inc., 0.75%, 3/1/25	129,000	106,823
Rapid7, Inc., 0.25%, 3/15/27	173,000	162,965
Tyler Technologies, Inc., 0.25%, 3/15/26	159,000	156,854
Varonis Systems, Inc., 1.25%, 8/15/25	96,000	122,496
Workday, Inc., 0.25%, 10/1/22	86,000	97,008
Workiva, Inc., 1.125%, 8/15/26	65,000	75,855
Zendesk, Inc., 0.625%, 6/15/25	151,000	163,004
		3,207,063
Specialty Retail — 1.8%
Burlington Stores, Inc., 2.25%, 4/15/25	136,000	148,410
Dick's Sporting Goods, Inc., 3.25%, 4/15/25	73,000	185,694
RH, 0.00%, 9/15/24(1)	80,000	118,800
		452,904
Technology Hardware, Storage and Peripherals — 0.6%
Pure Storage, Inc., 0.125%, 4/15/23	148,000	161,616
TOTAL CONVERTIBLE BONDS (Cost $18,308,188)		16,947,423
CONVERTIBLE PREFERRED STOCKS — 25.0%
Auto Components — 0.7%
Aptiv PLC, 5.50%, 6/15/23	1,432	175,952
Banks — 1.2%
Bank of America Corp., 7.25%	109	137,613
Wells Fargo & Co., 7.50%	128	162,203
		299,816
Capital Markets — 2.1%
AMG Capital Trust II, 5.15%, 10/15/37	2,974	150,752

KKR & Co., Inc., 6.00%, 9/15/23	5,782	396,400
		547,152
Electric Utilities — 4.9%
American Electric Power Co., Inc., 6.125%, 8/15/23	4,799	271,431
NextEra Energy, Inc., 5.28%, 3/1/23	3,912	191,532
NextEra Energy, Inc., 6.22%, 9/1/23	5,125	252,022
PG&E Corp., 5.50%, 8/16/23	1,940	219,856
Southern Co., 6.75%, 8/1/22	5,569	315,003
		1,249,844
Electronic Equipment, Instruments and Components — 0.6%
II-VI, Inc., 6.00%, 7/1/23	580	150,643
Equity Real Estate Investment Trusts (REITs) — 0.6%
LXP Industrial Trust, 6.50%	2,949	149,691
Gas Utilities — 0.6%
Spire, Inc., 7.50%, 3/1/24	2,593	142,148
Health Care Equipment and Supplies — 2.9%
Becton Dickinson and Co., 6.00%, 6/1/23	6,960	359,623
Boston Scientific Corp., 5.50%, 6/1/23	3,436	377,386
		737,009
Life Sciences Tools and Services — 2.0%
Danaher Corp., 5.00%, 4/15/23	366	520,599
Machinery — 0.7%
Stanley Black & Decker, Inc., 5.25%, 11/15/22	2,476	186,393
Metals and Mining — 0.9%
ArcelorMittal SA, 5.50%, 5/18/23	3,178	244,420
Multi-Utilities — 3.6%
Dominion Energy, Inc., 7.25%, 6/1/22	2,597	264,167
DTE Energy Co., 6.25%, 11/1/22	7,441	392,286
NiSource, Inc., 7.75%, 3/1/24	2,292	272,886
		929,339
Semiconductors and Semiconductor Equipment — 2.9%
Broadcom, Inc., 8.00%, 9/30/22	414	751,173
Wireless Telecommunication Services — 1.3%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23(2)	300	343,187
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,643,389)		6,427,366
COMMON STOCKS — 4.5%
Consumer Finance — 0.6%
Encore Capital Group, Inc.(3)	2,365	144,525
Equity Real Estate Investment Trusts (REITs) — 0.5%
Innovative Industrial Properties, Inc.	241	32,065
Invitation Homes, Inc.	2,603	98,185
		130,250
Food Products — 1.9%
Bunge Ltd.	4,103	485,467
Independent Power and Renewable Electricity Producers — 0.3%
NextEra Energy Partners LP	999	71,579
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Chimera Investment Corp.	10,958	107,389
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,657	63,082
		170,471
Software — 0.3%
ServiceNow, Inc.(3)	190	88,819
Specialty Retail — 0.2%
American Eagle Outfitters, Inc.	4,412	53,429

TOTAL COMMON STOCKS (Cost $1,253,860)		1,144,540
SHORT-TERM INVESTMENTS — 4.4%
Money Market Funds — 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,130,558	1,130,558
TOTAL SHORT-TERM INVESTMENTS (Cost $1,130,558)		1,130,558
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $27,335,995)		25,649,887
OTHER ASSETS AND LIABILITIES†		(4,347)
TOTAL NET ASSETS — 100.0%		$25,645,540

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,399,635, which represented 9.4% of total net assets.
(3)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The funds also monitor for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The funds may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Convertible Bonds	—	16,947,423	—
Convertible Preferred Stocks	782,200	5,645,166	—
Common Stocks	1,144,540	—	—
Short-Term Investments	1,130,558	—	—
	3,057,298	22,592,589	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.